Goodwill and Other Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	₨ 74,937.9		₨ 74,937.9		$ 994.0
Net carrying amount	0.0		0.0
Amortization of intangible assets	₨ 0.0	$ 0.0	₨ 1.0	₨ 1.0